SCHEDULE OF INCOME TAX PROVISION (Details) (Parenthetical)		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	21.00%	21.00%